Interest Expense, Net	12 Months Ended
Apr. 25, 2014
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Interest Expense, Net

10. Interest Expense, Net

Interest income and interest expense for fiscal years 2014, 2013, and 2012 are as follows:

	Fiscal Year
(in millions)	2014	2013	2012
Interest income	$(271)	$(237)	$(200)
Interest expense	379	388	349

Interest expense, net	$108	$151	$149

Interest income includes interest earned on the Company’s cash, cash equivalents and investments, the net realized and unrealized gain or loss on trading securities, ineffectiveness on interest rate derivative instruments, and the net realized gain or loss on the sale or impairment of available-for-sale debt securities. See Note 5 for further discussion of these items.

Interest expense includes the expense associated with the interest on the Company’s outstanding borrowings, including short- and long-term instruments, ineffectiveness on interest rate derivative instruments, amortization of terminated interest rate swap agreements, and the amortization of debt issuance costs and debt discounts.